SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Subsidiaries U.S.	Dec. 31, 2012 Subsidiaries China
Cash and Cash Equivalents
Cash and cash equivalents (as a percent)					48.00%	27.00%
Cash and cash equivalents	$ 179,584,000	$ 301,626,000	$ 351,507,000	$ 265,843,000	$ 85,300,000	$ 49,300,000
Restricted Cash:
Short-term restricted cash	13,806,000	12,905,000
Long-term restricted cash	$ 5,800,000	$ 5,700,000